UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-8747

DIVIDEND AND INCOME FUND, INC.
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.
Dividend and Income Fund, Inc.
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-0400

Date of Fiscal Year End:   11/30

Date of Reporting Period:  08/31/2011

Item 1. Schedule of Investments

DIVIDEND AND INCOME FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
August 31, 2011
(Unaudited)

Shares		Cost	Value
	COMMON STOCKS (71.93%)
	Aircraft Engines & Engine Parts (1.03%)
10,000	United Technologies Corp.	$727,426	$742,500

	Beverages (2.37%)
15,000	Coca-Cola Company	835,675	1,056,750
10,000	PepsiCo, Inc.	529,400	644,300
		1,365,075	1,701,050

	Cigarettes (2.10%)
30,000	Altria Group, Inc.	634,550	815,700
10,000	Philip Morris International, Inc.	485,376	693,200
		1,119,926	1,508,900

	Computer & Office Equipment (1.39%)
25,000	Hewlett-Packard Company	1,088,505	650,750
2,000	International Business Machines Corporation	258,964	343,820
		1,347,469	994,570

	Crude Petroleum & Natural Gas (0.99%)
8,160	Occidental Petroleum Corporation	527,752	707,799

	Deep Sea Foreign Transportation of Freight (0.96%)
50,000	Seaspan Corp.	347,030	691,500

	Dolls & Stuffed Toys (0.94%)
25,000	Mattel, Inc. (a)	610,742	671,750

	Electric Services (4.75%)
11,000	Entergy Corp.	693,431	717,310
65,000	Southern Company (a)	2,326,432	2,688,400
		3,019,863	3,405,710

	Electronic & Other Electrical Equipment (2.89%)
20,000	Emerson Electric Company (a)	747,590	931,000
70,000	General Electric Company	1,166,254	1,141,700
		1,913,844	2,072,700

	Electronic & Other Services Combined (1.02%)
17,000	Exelon Corp.	715,134	733,040

	Fire, Marine & Casualty Insurance (1.80%)
20,000	Ace Ltd.	829,324	1,291,600

	Food & Kindred Products (0.49%)
10,000	Kraft Foods, Inc. Class A (a)	258,704	350,200

	Investment Advice (0.51%)
20,000	Invesco Ltd.	437,950	366,000

	Life Insurance (2.74%)
30,000	Lincoln National Corp.	670,430	622,500
40,000	MetLife, Inc.	699,693	1,344,000
		1,370,123	1,966,500

	Malt Beverages (0.98%)
16,000	Molson Coors Brewing Company	707,427	700,000

	Miscellaneous Business Credit Institution (1.35%)
37,222	Solar Capital Ltd.	708,946	860,581
46,169	Star Asia Financial Ltd. (a)(b)	686,145	107,343
		1,395,091	967,924

	Motor Vehicle Parts & Accessories (1.67%)
25,000	Honeywell International, Inc.	889,529	1,195,250

	National Commercial Banks (1.93%)
36,800	JPMorgan Chase & Co.	774,303	1,382,208

	Paints, Varnishes, Lacquers, Enamels & Allied Products (1.07%)
10,000	PPG Industries, Inc. (a)	657,378	765,900

	Perfumes, Cosmetics & Other Preparations (1.57%)
50,000	Avon Products, Inc. (a)	1,596,424	1,128,000

	Petroleum Refining (2.07%)
11,000	ConocoPhillips	731,802	748,770
10,000	Exxon Mobil Corp.	738,274	740,400
		1,470,076	1,489,170

	Pharmaceutical Preparations (8.52%)
30,000	Abbott Laboratories	1,522,047	1,575,300
55,000	Bristol-Myers Squibb Company (a)	1,241,872	1,636,250
11,000	Johnson & Johnson	708,922	723,800
20,000	Merck & Company, Inc.	680,994	662,400
80,000	Pfizer, Inc. (a)	1,211,079	1,518,400
		5,364,914	6,116,150

	Plastic Materials, Resins & Nonvulcanelastomers (2.14%)
20,000	E.I. du Pont de Nemours and Company (a)	751,716	965,400
20,000	Dow Chemical Company (a)	580,754	569,000
		1,332,470	1,534,400

	Radio & TV Communications Equipment (1.75%)
115,000	Nokia Corp.	715,012	740,600
10,000	QUALCOMM, Inc.	383,189	514,600
		1,098,201	1,255,200

	Radio Telephone Communications (0.73%)
20,000	Vodafone Group PLC ADR	453,234	526,800

	Real Estate Investment Trust (2.92%)
53,400	Annaly Capital Management, Inc. (a)	922,335	968,142
150,000	MFA Financial, Inc. (a)	1,201,341	1,123,500
		2,123,676	2,091,642

	Refuse Systems (0.69%)
15,000	Waste Management, Inc.	532,822	495,600

	Retail-Variety Stores (1.15%)
16,000	Target Corp.	660,150	826,720

	Retail-Women's Clothing Stores (2.84%)
54,000	Limited Brands, Inc. (a)	475,950	2,037,960

	Savings Institution, Federally Chartered (0.98%)
60,000	People's United Financial, Inc. (a)	826,108	705,000

	Security & Commodity Brokers, Dealers, Exchanges & Services (0.57%)
15,000	NYSE Euronext	372,671	409,200

	Semiconductors & Related Devices (3.78%)
23,000	Analog Devices, Inc.	726,742	759,460
40,000	Intel Corp.	796,500	805,200
35,000	Microchip Technology, Inc.	998,144	1,148,700
		2,521,386	2,713,360

	Services-Business Services (0.98%)
40,000	Lender Processing Services, Inc.	733,684	705,600

	Services-Engineering, Accounting, Research, Management (0.38%)
10,000	Paychex, Inc.	309,491	269,800

	Services-Prepackaged Software (1.11%)
30,000	Microsoft Corp.	900,672	798,000

	Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics (1.07%)
12,000	The Procter & Gamble Company	739,290	764,160

	Surgical & Medical Instruments & Apparatus (2.31%)
20,000	3M Company (a)	1,133,436	1,659,600

	Telephone Communications (5.01%)
45,000	AT&T, Inc. (a)	1,672,513	1,281,600
140,000	Frontier Communications Corp. (a)	1,920,849	1,048,600
35,000	Verizon Communications, Inc. (a)	1,206,032	1,265,950
		4,799,394	3,596,150

	Water Transportation (0.38%)
15,000	Nordic American Tankers Limited (a)	448,115	269,250

	Total common stocks	46,906,254	51,606,863

Principal
Amount
	CORPORATE BONDS AND NOTES (42.53%)
	Accident & Health Insurance (0.73%)
500,000	CNO Financial Group, Inc. 9%, 1/15/18 (a)	507,036	522,500

	Basic Industry (1.44%)
1,000,000	WireCo WorldGroup, 9.50%, 5/15/17 (a) (c)	978,360	1,032,500

	Cable & Other Pay Television Services (1.76%)
500,000	CCO Holdings LLC, 7%, 1/15/19 (a)	499,596	505,000
750,000	Mediacom Broadband LLC, 8.50%, 10/15/15	757,702	761,250
		1,257,298	1,266,250

	Cable Television (1.46%)
1,000,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (a) (c)	1,011,532	1,045,000

	Cogeneration Services & Small Power Producers (0.64%)
450,000	Covanta Holding Corp., 7.25%, 12/1/20 (a)	457,795	460,524

	Converted Paper & Paperboard Products (1.40%)
1,000,000	Appleton Papers, Inc., 10.50%, 6/15/15 (a) (c)	996,453	1,007,500

	Crude Petroleum & Natural Gas (0.36%)
250,000	Plains Exploration & Productions Company, 7.625%, 6/1/18 (a)	250,666	258,125

	Drawing & Insulating of Nonferrous Wire (0.70%)
500,000	Belden, Inc., 7%, 3/15/17 (a)	482,943	502,500

	Drilling Oil & Gas Wells (0.75%)
500,000	Offshore Group Investments Ltd., 11.50%, 8/1/15 (a) (c)	500,953	535,000

	Electric Services (1.64%)
650,000	Edison Mission Energy, 7.00%, 5/15/17	650,840	458,250
721,760	Elwood Energy LLC, 8.159%, 7/5/26 (a)	763,806	715,445
		1,414,646	1,173,695

	Fats & Oils (0.76%)
500,000	Darling International Inc., 8.50%, 12/15/18 (a)	520,652	543,750

	Gaming (0.53%)
360,000	Yonkers Racing Corp., 11.375%, 7/15/16 (c)	358,723	378,000

	Hospital & Medical Service Plans (0.36%)
250,000	Health Net, Inc., 6.375%, 6/1/17 (a)	235,383	256,875

	Ice Cream & Frozen Desserts (0.72%)
500,000	Dean Foods Company, 9.75%, 12/15/18 (a)	505,391	513,750

	Machinery (0.84%)
600,000	Cleaver-Brooks, Inc., 12.25%, 5/1/16 (a) (c)	603,308	601,500

	Machine Tools, Metal Cutting Types (0.60%)
425,000	Thermadyne Holdings Corp., 9%, 12/15/17 (a) (c)	427,804	433,500

	Metals & Mining (0.40%)
300,000	Atkore International Inc., 9.875%, 1/1/18 (a)	305,988	293,250

	Metal Forgings & Stampings (0.25%)
170,000	Trimas Corp., 9.75%, 12/15/17 (c)	167,037	183,600

	Miscellaneous Business Credit Institution (0.73%)
500,000	PHH Corp., 9.25%, 3/1/16 (c)	506,483	521,250

	Miscellaneous Electrical Machinery, Equipment & Supplies (0.44%)
55,000	Exide Technologies, 8.625%, 2/1/18	55,000	52,525
240,000	Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 (a) (c)	245,077	261,600
		300,077	314,125

	Mortgage Banks (0.70%)
500,000	Provident Funding Associates, 10.25%, 4/15/17 (a) (c)	500,000	505,000

	Motor Vehicle Parts & Accessories (0.66%)
460,000	Tower Automotive Holdings USA LLC, 10.625%, 9/1/17 (c)	466,797	477,250

	Natural Gas Transmission (1.91%)
500,000	Energy Transfer Equity LP, 7.50%, 10/15/20 (a)	514,197	515,000
500,000	Niska Gas Storage US LLC, 8.875%, 3/15/18 (a) (c)	510,680	507,500
350,000	Southern Star Central Corp., 6.75%, 3/1/16 (a)	325,139	344,750
		1,350,016	1,367,250

	Oil & Gas Equipment & Services (1.10%)
780,000	Complete Production Services, Inc., 8%, 12/15/16 (a)	790,861	791,700

	Oil & Gas Field Exploration Services (0.70%)
500,000	CGG-Veritas, 7.75%, 5/15/17 (a)	511,144	505,000

	Paper Mills (0.87%)
592,000	ABI Escrow Corp., 10.25%, 10/15/18 (a) (c)	598,597	624,560

	Papers & Allied Products (0.68%)
500,000	Cascades, Inc., 7.75%, 12/15/17 (a)	491,148	487,500

	Paper & Forest Products (0.38%)
250,000	PE Paper Escrow, 12%, 8/1/14 (a) (c)	241,850	271,250

	Personal Credit Institutions (1.05%)
740,000	Credit Acceptance Corp., 9.125%, 2/1/17 (a) (c)	758,693	752,950

	Petroleum Refining (0.71%)
272,000	Coffeyville Resources LLC, 9%, 4/1/15 (a) (c)	275,574	289,680
200,000	Coffeyville Resources LLC, 10.875%, 4/1/17 (a) (c)	199,285	223,000
		474,859	512,680

	Pharmaceutical Preparations (1.33%)
1,000,000	Patheon, Inc., 8.625%, 4/15/17 (a) (c)	1,023,567	955,000

	Radio Broadcasting Stations (0.23%)
150,000	Citadel Broadcasting Corp., 7.75%, 12/15/18 (a)	152,782	162,000

	Radio & TV Broadcasting & Communications Equipment (0.69%)
500,000	CommScope, Inc., 8.25%, 1/15/19 (a)	510,906	497,500

	Retail-Convenience Stores (0.73%)
500,000	Susser Holdings LLC, 8.50%, 5/15/16	507,363	525,000

	Retail-Miscellaneous Retail (0.31%)
250,000	Ferrellgas Partners, L.P., 6.50%, 5/1/21 (a)	245,067	225,625

	Rolling Drawing & Extruding of Nonferrous Metals (0.72%)
500,000	Novelis, Inc., 8.375%, 12/15/17	505,911	518,750

	Security Brokers, Dealers & Flotation Companies (0.85%)
750,000	Penson Worldwide, Inc., 12.50%, 5/15/17 (c)	758,509	611,250

	Semiconductors & Related Devices (0.36%)
250,000	Advanced Micro Devices, 7.75%, 8/1/20 (a)	258,355	255,000

	Services-Business Services, NEC (0.67%)
500,000	DynCorp International, Inc. 10.375%, 7/1/17 (c)	502,020	480,000

	Services-Computer Integrated Systems Design (0.58%)
400,000	Scientific Games International, Inc., 9.25%, 6/15/19 (a)	430,287	414,000

	Services-Equipment Rental & Leasing, NEC (0.74%)
500,000	Aircastle Ltd., 9.75%, 8/1/18 (a)	503,112	528,750

	Services-Miscellaneous Amusement & Recreation (1.11%)
750,000	Cedar Fair LP, 9.125%, 8/1/18 (c)	753,813	795,000

	Services-Miscellaneous Equipment Rental & Leasing (0.94%)
675,000	H&E Equipment Services, Inc., 8.375%, 7/15/16 (a)	680,769	673,313

	Services-Miscellaneous Repair Services (0.41%)
500,000	Aquilex Holdings LLC, 11.125%, 12/15/16 (a)	496,117	292,500

	Services-Motion Picture Theaters (0.13%)
95,000	Regal Entertainment Group, 9.125%, 8/15/18	96,182	96,425

	Steel Works, Blast Furnaces & Rolling & Finishing Mills (1.16%)
840,000	Gibraltar Industries, Inc., 8%, 12/1/15 (a)	840,794	831,600

	Telephone Communications (2.06%)
500,000	Cincinnati Bell, Inc., 8.75%, 3/15/18 (a)	509,549	532,500
1,000,000	Equinix, Inc., 8.125%, 3/1/18 (a)	1,008,817	942,500
		1,518,366	1,475,000

	Textiles, Apparel & Luxury Goods (0.07%)
50,000	Empire Today LLC, 11.375%, 2/1/17	49,497	47,000

	Transportation (0.55%)
400,000	Marquette Transportation Company, 10.875%, 1/15/17 (c)	401,590	393,000

	Utilities (0.59%)
400,000	North American Energy Alliance LLC, 10.875%, 6/1/16 (c)	409,093	428,000

	Water Transportation (2.20%)
679,000	American Petroleum Tankers LLC, 10.25%, 5/1/15 (c)	668,138	679,849
900,000	Hornbeck Offshore Services, Inc., 8%, 9/1/17 (a)	907,027	895,500
		1,575,165	1,575,349

	Wholesale-Electronic Parts & Equipment, NEC (0.43%)
300,000	Brightstar Corp., 9.50%, 12/1/16 (a) (c)	300,000	310,500

	Wholesale-Petroleum & Petroleum Products (0.40%)
275,000	Crosstex Energy LP, 8.875%, 2/15/18 (a)	275,603	286,000

	Total corporate bonds and notes	30,767,361	30,514,896

	MASTER LIMITED PARTNERSHIPS (3.62%)
	Natural Gas Transmission (3.62%)
39,000	Energy Transfer Partners LP	1,979,798	1,757,340
20,000	Enterprise Products Partners LP	374,214	843,000
		2,354,012	2,600,340

	INVESTEMENT COMPANIES (2.87%)
	Exchange Traded Fund (2.87%)
15,000	iShares Dow Jones Select Dividend Index	699,712	764,400
65,000	SPDR KBW Bank (a)	871,731	1,293,500
		1,571,443	2,057,900

	CLOSED END FUND BUSINESS DEVELOPMENT COMPANIES (2.33%)
	Miscellaneous Business Credit Institution (2.33%)
112,958	Apollo Investment Corp. (a)	1,305,309	1,026,788
40,837	Horizon Technology Finance Corp.	634,653	646,858
		1,939,962	1,673,646

	PREFERRED STOCK ( 0.01%)
	Financial (0.01%)
80,000	Solar Cayman Ltd. (a) (b) (c) (d)	568,802	2,000

	Total investments (123.29%)	$84,107,834	88,455,645

	Liabilities in excess of other assets (-23.29%)		(16,711,415)

	Net assets (100.00%)		$71,744,230

(a)	Fully or partially pledged as collateral on bank credit facility. As of August 31, 2011, the value of securities pledged as collateral was $39,699,775.
(b)	Illiquid and/or restricted security that has been fair valued.
(c)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Non-income producing.

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SPDR	Standard & Poor’s Depositary Receipt
SPV	Special Purpose Vehicle

Notes to Schedule of Portfolio Investments (Unaudited)

Security Valuation
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade.  Most equity securities for which the primary markets is in the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price.  Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded.  If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Certain of the securities in which the Fund may invest are priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities.  Bonds may be valued according to prices quoted by a bond dealer that offers pricing services.  Open end investment companies are valued at their net asset value.  Securities for which quotations are not readily available or reliable and other assets may be valued as determined in good faith by Bexil Advisers LLC the Fund’s Investment Manager under the direction of or pursuant to procedures established by the Fund’s Board of Directors.  Due to the inherent uncertainty of valuation, these values may differ from the value that would have been used had a readily available market for the securities existed.  These differences in valuation could be material.  A security’s valuation may differ depending on the method used for determining value.  The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices.

Fair Value Measurements
GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 –	unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.
•	Level 2 –	observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 –	unobservable inputs for the asset or liability including the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity securities (common and preferred stock). Securities traded on a national securities exchange or reported on the Nasdaq national market generally are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Preferred stock and other equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

Corporate bonds. The fair value of corporate bonds is estimated using various techniques which may consider, among other things, recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Although most corporate bonds may be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is place on transaction prices, quotations, or similar observable inputs, they may be categorized in level 3.

Restricted and/or illiquid securities. Restricted and/or illiquid securities for which quotations are not readily available or reliable may be valued as determined in good faith by the Investment Manager under the direction of or pursuant to procedures established by the Fund’s Board of Directors. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both or similar inputs. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

Derivative instruments. Exchange traded derivatives, such as equity option contracts, may be valued based on quoted prices from the exchange and may be categorized in level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund’s assets carried at fair value. Refer to the Schedule of Portfolio Investments for detailed information on specific investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Common stock	$51,499,520	$-	$107,343	$51,606,863
Corporate bonds and notes	-	30,514,896	-	30,514,896
Master limited partnerships	2,600,340	-	-	2,600,340
Investment companies	2,057,900	-	-	2,057,900
Closed end fund business development companies	1,673,646	-	-	1,673,646
Preferred stock	-	-	2,000	2,000
Total investments, at value	$57,831,406	$30,514,896	$109,343	$88,455,645

There were no transfers between level 1 and level 2 during the nine months ended August 31, 2011.

The following is a reconciliation of level 3 investments for which significant unobservable inputs were used to determine fair value:

			Corporate
	Common	Preferred	Bonds and
	Stocks	Stocks	Notes	Total
Balance at November 30, 2010	$200,256	$26,400	$950,000	$1,176,656
Proceeds from sales	(12,900)	-	(960,000)	(972,900)
Realized loss	(71,904)	-	(40,000)	(111,904)
Change in unrealized appreciation (depreciation)	(8,109)	(24,400)	50,000	17,491
Transfers in or out of level 3	-	-	-	-
Balance at August 31, 2011	$107,343	$2,000	$-	$109,343

Cost for Federal Income Tax Purposes
At August 31, 2011, for federal income tax purposes the aggregate cost of securities was $84,107,834 and net unrealized appreciation was $4,347,811, comprised of gross unrealized appreciation of $9,807,648 and gross unrealized depreciation of $5,459,837.

Illiquid and Restricted Securities
The Fund owns securities which have a limited trading market and/or certain restrictions on trading and, therefore, may be illiquid and/or restricted. Such securities have been valued at fair value.  Due to the inherent uncertainty of valuation, these values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. Illiquid and/or restricted securities owned at August 31, 2011, were as follows:

	Acquisition
Security	Date	Cost	Value
Star Asia Financial Ltd.	2/22/07	$686,145	$107,343
Solar Cayman Ltd.	3/7/07	568,802	2,000
		$1,254,947	$109,343

Percent of net assets		1.75%	0.15%

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend and Income Fund, Inc.

By: /s/Thomas B. Winmill
Thomas B. Winmill, President

Date: October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas B. Winmill
Thomas B. Winmill, President

Date: October 28, 2011

By: /s/Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: October 28, 2011

Exhibit Index

(a) Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)